[USAA EAGLE LOGO]

                                  FUND PROFILE


                            USAA GROWTH STRATEGY FUND

                                 AUGUST 1, 2001


     The Fund is a no-load mutual fund offered by USAA Investment Management Company. The Fund's investment objective is to seek a high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and gives secondary emphasis to income. Using present target ranges, the Fund's assets will be invested mostly in stocks (divided into the categories of large cap, small cap, and international) and to a lesser extent, bonds and money market instruments.

     An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-877-842-5884.

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THIS FUND PROFILE.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and gives secondary emphasis to income.

The Fund's main strategy is to provide a diversified investment program within one mutual fund, by allocating the Fund's assets in each of the following investment categories according to the following targeted ranges.

           INVESTMENT                PERCENT TARGET RANGE
           CATEGORIES                    OF NET ASSETS

       Large Cap Stocks                    40 - 75%
       Small Cap Stocks                     0 - 20%
       International Stocks                10 - 30%
       Bonds                               10 - 35%
       Money Market Instruments             0 - 20%

Securities are classified by category at the time of purchase, and the ranges allow for a variance within each investment category.

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-877-842-5884.

WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are stock market risk, the unique risks of investing in foreign stocks, interest rate risk, and credit risk.

  * STOCK MARKET RISK involves the possibility that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of any one company's operations.

  * FOREIGN INVESTING RISK involves the possibility that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

  * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

     IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

     IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

  * CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

An additional risk of the Fund includes rebalancing risk, which involves the purchasing and selling of securities in order to rebalance the Fund's portfolio. In doing so, the Fund may pay more in brokerage commissions that it would without a rebalancing policy. This is done to return the actual allocation of the Fund's assets to within its target ranges. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

TOTAL RETURN

All mutual funds must use the same formula to calculate total return.

[BAR CHART]

                     CALENDAR YEAR     TOTAL RETURN
                         1996*             22.13%
                         1997               9.10%
                         1998              14.98%
                         1999              20.93%
                         2000              -6.80%

                 * FUND BEGAN OPERATIONS ON SEPTEMBER 1, 1995.


                          SECOND QUARTER TOTAL RETURN
                                     16.29%

          BEST QUARTER                                 WORST QUARTER
       20.93% 4th Qtr. 1998                        -14.07% 3rd Qtr. 1998

The table below shows how the Fund's average annual total returns for the one- and five-year periods and the life of the Fund compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                            SINCE
                                  PAST       PAST         INCEPTION
                                 1 YEAR     5 YEARS        9/1/95
-------------------------------------------------------------------------------
  Growth Strategy Fund           -6.80%     11.54%         12.10%
 ...............................................................................
  Lipper Flexible Portfolio
  Fund Index*                      .32%     11.60%         12.23%+
 ...............................................................................
  S&P 500 Index**                -9.10%     18.33%         19.30%
===============================================================================

   * THE LIPPER FLEXIBLE PORTFOLIO FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT ALLOCATE THEIR INVESTMENTS ACROSS VARIOUS ASSET CLASSES, INCLUDING DOMESTIC COMMON STOCKS, BONDS, AND MONEY MARKET INSTRUMENTS WITH A FOCUS ON TOTAL RETURN.

  + THE PERFORMANCE OF THE LIPPER FLEXIBLE PORTFOLIO FUND INDEX IS CALCULATED AT THE END OF THE MONTH, AUGUST 31, 1995, WHILE THE FUND'S INCEPTION DATE IS SEPTEMBER 1, 1995. THERE MAY BE A SLIGHT VARIATION OF THESE PERFORMANCE NUMBERS DUE TO THIS ONE-DAY DIFFERENCE.

 ** THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

 ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses (before waivers) during the past fiscal year ended May 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

              MANAGEMENT   DISTRIBUTION    OTHER       TOTAL ANNUAL
                 FEES      (12B-1) FEES   EXPENSES   OPERATING EXPENSES*
          ----------------------------------------------------------------
                .75%          None          .63%            1.38%

 -------------
  * Effective August 1, 2001, we have voluntarily agreed to limit the Fund's annual expenses to .98% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through September 30, 2002.

                                  REIMBURSEMENT
                                   FROM USAA               ACTUAL FUND
              TOTAL OPERATING      INVESTMENT          OPERATING EXPENSES
              FUND OPERATING       MANAGEMENT                 AFTER
                 EXPENSES           COMPANY              REIMBURSEMENT
             --------------------------------------------------------------
                  1.38%                .40%                   .98%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming:

    *  5% annual return
    * the Fund's operating expenses (before any applicable reimbursement) remain the same
    *  you redeem all of your shares at the end of the periods shown.

                  AFTER         AFTER       AFTER       AFTER
                 1 YEAR        3 YEARS     5 YEARS     10 YEARS
               --------------------------------------------------
                  $140           $437       $755        $1,657

WHO IS THE FUND'S INVESTMENT ADVISER?

USAA Investment Management Company serves as the manager of this Fund. We are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees.

For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2001. The fee we would have received for the fiscal year ended May 31, 2001, if we had made reimbursement to the Fund, would have been equal to .35% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Fund Index.

The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of its Lipper Index as reference above over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The maximum annualized performance adjustment rate is +/-0.06% of the Fund's average net assets over the performance period. The performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services for the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

The asset allocation manager of the Fund, WILLIAM VAN ARNUM, CFA, portfolio manager of equity investments, has 14 years' investment management experience and became a member of the investment team in June 2000. Prior to joining us, he worked for the University of California, Office of the Treasurer, from August 1992 to May 2000. He holds an MBA from San Francisco State University and a BS from California Polytechnic State University, San Luis Obispo.

HOW DO I BUY SHARES?

You may complete the enclosed application and return it to us with your check. If you prefer to open your account by exchange or bank wire, simply call us at 1-877-842-5884 for instructions. The minimum initial investment is $3,000 [$500 Uniform Gifts/Transfers to Minor Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.

HOW DO I SELL SHARES?

You may redeem all or a portion of your Fund shares on the Internet, by written request, in person, telephone, fax, or telegram, any day the net asset value per share is calculated.

HOW ARE DISTRIBUTIONS MADE?

The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December. Distributions are automatically reinvested in additional shares unless you specify otherwise. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations. Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WHAT SERVICES ARE AVAILABLE?

We provide a wide variety of services including:

    *  Internet access - usaa.com
    *  account information and assistance
    *  24-hour automated telephone services through TouchLINE(R)
    *  periodic statements and reports
    *  automatic investment plans
    *  free exchanges among  USAA Funds

You will find in-depth information about these services in the INVESTOR'S GUIDE, which will be sent to you upon your initial investment with us. The INVESTOR'S GUIDE will help you get the most out of your USAA mutual fund account and assist you in your role as an investor.

Our customer service representatives are available to assist you, call toll free 1-877-842-5884, Monday through Friday from 8 a.m. to 7 p.m. CT.


          [USAA EAGLE LOGO]    WE KNOW WHAT IT MEANS TO SERVE.(R)
          --------------------------------------------------------
          INSURANCE  *  BANKING  *  INVESTMENTS  *  MEMBER SERVICES



26668-0801         (C) 2001, USAA. All rights reserved.

MUTUAL FUND APPLICATION-GROWTH STRATEGY FUND


FOR:                           SSN:_____________________ DOB:__________________

                               Home Phone:______________ Business Phone:_______

USAA #:_________________________________

===============================================================================
1. ACCOUNT REGISTRATION.
===============================================================================
  ___ Individual   ___ Joint (Complete section 1A.)   ___ UGMA/UTMA
                                                     (Complete section 1B;
                                                     Details on reverse side.)
===============================================================================
1A. JOINT ACCOUNT OWNER.
===============================================================================
Name (first, middle, last) ____________________________________________________

SSN _________________ USAA number ______________ Date of birth ________________

Relationship to Account Owner__________________________________________________

Registration will be Joint Tenants with Right of Survivorship unless otherwise specified here: _______________________________________________________________

===============================================================================
1B. UNIFORM GIFT/TRANSFER TO MINOR (UGMA/UTMA)
===============================================================================
Custodian's name ________ SSN ________ USAA number ______ Date of birth ______ Minor's name _____________ SSN _________USAA number ______ Date of birth ______
Minor's state of residence __________ Custodian's relationship to Minor _______

===============================================================================
2. FUNDING YOUR INVESTMENT. (CHECK ALL THAT APPLY).
===============================================================================
_____  Initial investment amount (lump sum): $ ____________
       Please make check payable to USAA Growth Strategy Fund

       O Minimum $500 for Gift/                  O Minimum $3,000
         Transfer to Minor account                 for an Individual account

_____ Monthly automatic investment amount $ _______ ($50 minimum, per account, per transaction)

       Attach a voided check or deposit slip from your bank account.
       Indicate the date of the month to execute the transfer. If a date is not selected, drafts will occur on the 15th of each month. ________________

===============================================================================
3. PROSPECTUSES AND FINANCIAL REPORTS (CHECK ONLY ONE.)
===============================================================================
USAA Investments is able to deliver a single copy of prospectuses and annual/semiannual reports to investors who share the same address, even if the accounts are registered under different names, thereby reducing any duplicate copies to an address. Please indicate your preference below. If no selection is made, you will default to the single copy option.

    _____ Yes, please send a single copy of prospectuses and financial reports for all investors at my address.

    _____ No, I want prospectuses and financial reports addressed to me personally.

===============================================================================
4. CONDITIONS AND AUTHORIZATIONS.
===============================================================================
I (we) have full right, power, authority and legal capacity and am (are) of legal age in the state of residence to purchase shares of the Fund. I (we) have received and read the current Fund Profile. I (we) understand that I (we) have the option of purchasing shares of the Fund after reviewing the information in the Profile or after requesting and reviewing the Fund's prospectus (and other information) before making a decision about investing in the Fund. I (we) understand the Fund's investment objective and have determined that the Fund is a suitable investment based on my (our) investment needs and financial situation. I (we) understand that my (our) account will automatically have the telephone/fax/telegram redemption privilege, and the telephone exchange privilege, all of which are set forth in the Fund's current prospectus. I (we) agree to be bound to the terms and conditions of this application and the appropriate prospectus when I (we) make an exchange or an electronic transaction into any of the USAA family of funds that is established now or in the future using the same registration described in this application. I (we) ratify any instructions given pursuant to this application and agree to be bound to its terms and conditions.

I (we) agree that State Street Bank & Trust, USAA Investment Management Company (USAA IMCO), USAA Shareholder Account Services, USAA Tax Exempt Fund, Inc., USAA Mutual Fund, Inc., USAA Investment Trust or USAA State Tax-Free Trust will not be liable for any loss, liability, cost or expenses for acting upon such instructions.

If InvesTronic or InveStart is selected, I authorize and direct USAA IMCO to begin, and the financial institution named on the enclosed voided check or deposit slip to accept, electronic deposits (credits) or withdrawals (debits) to my (our) designated account(s) and to begin withdrawals (debits), if necessary, for any deposits made in error. Automated debit or credit entries shall constitute my (our) receipt for the transaction(s). This authority is to remain in full force and effect until USAA IMCO has received written or phone notification from me (us) of its termination at such time and in such manner as to give USAA IMCO reasonable opportunity to act on it.

If you notice an error on your account statement or in the execution of a transaction made on your behalf, please notify USAA IMCO within ten (10) days. If you do not notify USAA IMCO within 10 days of the transmission of the report or statement, we will consider that you are in agreement with the content.

APPLICATION MUST BE SIGNED EXACTLY AS NAME(S) APPEAR ON THIS APPLICATION. (Unsigned applications and applications without a Social Security or Taxpayer Identification Number will be subject to backup withholding. All registrants must sign.)
-------------------------------------------------------------------------------
T.I.N./BACKUP  WITHHOLDING  CERTIFICATION
UNDER PENALTIES OF PERJURY, I CERTIFY THAT: (1) the Social Security Number/Taxpayer Identification Number provided on this application is my correct number and; (2) that I am not subject to backup withholding because:
(a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, (NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, AND YOU HAVE NOT RECEIVED NOTICE FROM THE IRS ADVISING THAT BACKUP WITHHOLDING IS TERMINATED, PLEASE CROSS OUT #2 ABOVE.) and (3) I am a U.S. person (including a U.S. resident alien). I UNDERSTAND THAT THE IRS DOES NOT REQUIRE MY CONSENT TO ANY PROVISIONS OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

===============================================================================
PLEASE SEE BACK OF THIS FORM TO SIGN AND DATE.
===============================================================================

===============================================================================
5. PLEASE SIGN AND DATE. THEN MAIL IT TO US IN THE ENCLOSED ENVELOPE.
===============================================================================
I (we) acknowledge receipt and understand the following Non-Deposit Investment Products Disclosure: Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

Signature of Account Owner, Authorized Agent or Custodian  ___________Date_____

Citizenship: O U.S.   O Resident Alien   O Non-Resident Alien
Specify Country: ________________________________

Signature of Joint Account Owner  ____________________________________Date______

Citizenship: O U.S.   O Resident Alien   O Non-Resident Alien
Specify Country:_________________________________

===============================================================================
WHAT IS A CUSTODIAL ACCOUNT (UGMA/UTMA)?

If you open your mutual fund account as a custodial account, you should know:

   O The custodian - usually the parent - controls the funds in the account until the child reaches the age designated in the applicable UGMA/UTMA statute. (There can only be one custodian per account.)

   O The child is the beneficial owner of the assets. So while the custodian can purchase shares of the fund, any redemption must benefit the child. When the child reaches the designated age, the custodian must transfer the account to the child.

   O An UGMA/UTMA is irrevocable - the assets belong to the child, not the donor or custodian.



Some states have adopted the UTMA (Uniform Transfer to Minors Act) which provides a way to transfer any type of property to a child. Other states still operate under the UGMA (Uniform Gift to Minors Act) which provides a way to give gifts of cash or other financial accounts to a child. Please consult your personal tax advisor or attorney for details and tax information about custodial accounts in your state.
===============================================================================